Contract assets, net	12 Months Ended
Jun. 30, 2025
Contract Assets Net
Contract assets, net

5. Contract assets, net

Contract assets, net consisted of the following:

	As of June 30,
	2024	2025	2025
	GBP	GBP	US$
Balance, beginning of the year	46,210	576,679	791,272
Addition	576,679	318,927	437,606
Contract assets reclassify to contracts receivable	(46,210)	(576,679)	(791,272)
Balance, end of the year	576,679	318,927	437,606
Less: allowance for expected credit losses	(14,480)	(253)	(348)
Total contract assets, net	562,199	318,674	437,258

Movements of allowance for expected credit losses were as follows:

	As of June 30,
	2024	2025	2025
	GBP	GBP	US$
Balance, beginning of the year	-	14,480	19,868
Addition (reversal)	14,480	(14,227)	(19,520)
Balance, end of year	14,480	253	348